Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

15. EMPLOYEE BENEFITS

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were RMB27,109, RMB20,535 and RMB16,785 for the years ended December 31, 2023, 2024 and 2025, respectively.